Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS TAX EXEMPT SERIES I
Central Index Key	dei_EntityCentralIndexKey	0000792953
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
The Tax-Exempt Fund of Maryland (Prospectus Summary) | The Tax-Exempt Fund of Maryland | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMMDX
The Tax-Exempt Fund of Maryland (Prospectus Summary) | The Tax-Exempt Fund of Maryland | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMBX
The Tax-Exempt Fund of Maryland (Prospectus Summary) | The Tax-Exempt Fund of Maryland | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMCX
The Tax-Exempt Fund of Maryland (Prospectus Summary) | The Tax-Exempt Fund of Maryland | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMDFX
The Tax-Exempt Fund of Maryland (Prospectus Summary) | The Tax-Exempt Fund of Maryland | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMMFX
The Tax-Exempt Fund of Virginia (Prospectus Summary) | The Tax-Exempt Fund of Virginia | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFVAX
The Tax-Exempt Fund of Virginia (Prospectus Summary) | The Tax-Exempt Fund of Virginia | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEVBX
The Tax-Exempt Fund of Virginia (Prospectus Summary) | The Tax-Exempt Fund of Virginia | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEVCX
The Tax-Exempt Fund of Virginia (Prospectus Summary) | The Tax-Exempt Fund of Virginia | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEVFX
The Tax-Exempt Fund of Virginia (Prospectus Summary) | The Tax-Exempt Fund of Virginia | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEFFX